Organization (Details)		12 Months Ended
	May 30, 2023	Dec. 31, 2025
Windsor Holdings Co., Ltd. [Member]
Organization [Line Items]
Percentage of equity interests	100.00%
Hainan Senhan [Member]
Organization [Line Items]
Percentage of equity interests		58.689%
Jilin Zhengye [Member]
Organization [Line Items]
Percentage of equity interests		25.1524%